GS Mortgage-Backed Securities Trust 2024-PJ2 ABS-15G

Exhibit 99.3 - Schedule 6

ValuationReport

						Origination Values						AVM Values				BPO Review Values					Desk Review Values					Field Review Values					Collateral Underwriter Risk Score
Loan Number	Seller Loan Number	Origination Date	Original Loan Amount	LTV	Value Used For LTV	Sale Price	Appraised Value	Appraisal Date	Second Appraisal Value	Second Appraisal Type	Appraisal Date	Value	Variance Amount	Variance (%)	Appraisal Date	Value	Variance Amount	Variance (%)	Company	Appraisal Date	Value	Variance Amount	Variance (%)	Company	Appraisal Date	Value	Variance Amount	Variance (%)	Company	Appraisal Date	CU Score	Company	CU Date
XXXX	XXXXXXXXXX	XX/XX/XXXX	XXXXXXXXXX	XXXX	Appraised Value	XXXXXXXXXX	XXXXXXXXXX	XX/XX/XXXX													XXXXXXXXXX	0.00	0.00%	XXXX	XX/XX/XXXX						3.3	XXXX	XX/XX/XXXX
XXXX	XXXXXXXXXX	XX/XX/XXXX	XXXXXXXXXX	XXXX	Appraised Value	XXXXXXXXXX	XXXXXXXXXX	XX/XX/XXXX													XXXXXXXXXX	0.00	0.00%	XXXX	XX/XX/XXXX						2.9	XXXX	XX/XX/XXXX